Debt - Schedule of Long-term Debt Instruments (Parenthetical) (Details)	Mar. 31, 2024
Euribor Future
Debt Instrument [Line Items]
Facilities interest rate	0.00%
SOFR [Member]
Debt Instrument [Line Items]
Facilities interest rate	0.50%